                                                 ANNUAL REPORT
                                                 DECEMBER 31, 2002

PRUDENTIAL
TAX-FREE MONEY FUND, INC.

FUND TYPE
Money market

OBJECTIVE
The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.       PRUDENTIAL FINANCIAL (LOGO)

Prudential Tax-Free Money Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Tax-Free Money Fund, Inc. (the Fund) seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund invests primarily in a diversified portfolio of high-quality, short-term municipal bonds issued by state and local governments, territories and possessions of the United States, and the District of Columbia.
Maturities can range from one day to a maximum of 13 months. There can be no assurance that the Fund will achieve its investment objective.

      Money Market Fund Yield Comparison

                (CHART)
                                    www.prudential.com     (800) 225-1852

Annual Report    December 31, 2002

    Fund Facts                                        As of 12/31/02

                                          7-Day         Net Asset    Weighted Avg.    Net Assets
                                      Current Yield   Value (NAV)     Mat. (WAM)      (Millions)
Prudential Tax-Free Money Fund, Inc.     0.74%           $1.00           61 Days         $176
iMoneyNet, Inc.
Tax-Free National Retail Avg.*           0.95%           $1.00           42 Days          N/A

    Taxable Equivalent Yield**                         As of 12/31/02

                                              Tax Brackets
                                          @30%    @35%    @38.6%
 Prudential Tax-Free Money Fund, Inc.    1.06%    1.14%    1.21%
 iMoneyNet, Inc.
 Tax-Free National Retail Avg.*          1.36%    1.46%    1.55%

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 *iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays. This is the data for all funds in the iMoneyNet, Inc. Tax-Free National Retail
  Average category as of December 30, 2002, the closest day to the end of our reporting period.
**Some investors may be subject to the federal alternative minimum tax (AMT).

Weighted Average Maturity Comparison

                 (CHART)
                                                      1

PRUDENTIAL FINANCIAL (LOGO)         February 12, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative investment alternatives served as safe havens for investors discouraged by a volatile equity market during 2002, the reporting period of the Prudential Tax-Free Money
Fund. Even though there were signs of continued economic recovery in the United States, the stock market experienced its third down year in a row. In light of this, the conservative shift in market sentiment was not surprising.

Doubts about the staying power of the economic recovery, among other developments, encouraged a trend toward lower interest rates. Declining interest rates reduced the level of income earned in all portfolios that invest in municipal money market securities. The Fund's investment strategy helped provide a yield that was relatively competitive with the yield of the average comparable portfolio as measured by iMoneyNet, Inc.

On the following pages, the Fund's management team explains conditions in the money markets and the Fund's investments. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Tax-Free Money Fund, Inc.

Prudential Tax-Free Money Fund, Inc.

Annual Report    December 31, 2002

INVESTMENT ADVISER'S REPORT

INVESTING AMID HISTORICALLY LOW INTEREST RATES
A shaky economic recovery in the United States, a string of corporate governance scandals, a bearish stock market, and growing geopolitical risks pressured interest rates, which fell in 2002 to their lowest level in more than 40 years. Moreover, states and local municipalities are facing large budget shortfalls as lackluster economic conditions and the declining stock market have cut their tax revenues. In this environment, we maintained an approach to security selection and interest-rate risk that aimed to enhance the Fund's yield through conservative investment strategies.

A seasonal decline in yields known as the "January effect" occurred very early in 2002 as investors hurriedly reinvested cash from coupon payments, bond calls, and maturing debt securities that they received in the first week of January. We had prepared the Fund to ride out this period by investing in longer-term municipal money market securities in late 2001. Our purchases enabled the Fund to begin 2002 with a weighted average maturity
(WAM) positioned significantly longer than the average comparable portfolio as measured by iMoneyNet, Inc. (WAM measures a portfolio's sensitivity to changes in interest rates. It considers the maturity and quantity of each security held in a portfolio.) When rates decline, having a longer than average WAM helps a portfolio's yield remain higher for a longer period of time.

DOUBTS ABOUT ECONOMY SHIFT OUTLOOK FOR RATES
During the first quarter of 2002, investors tried to determine if the economy had begun to recover in response to stimulus provided by the Federal Reserve
(the Fed) during the previous year. We adopted a wait-and-see attitude by investing in short-term municipal money market securities with interest rates that adjusted on a daily and weekly basis. Once the economy started showing signs of expansion in the first quarter, there was speculation that the Fed would soon increase short-term rates to prevent

Prudential Tax-Free Money Fund, Inc.

Annual Report    December 31, 2002

the economy from overheating and boosting inflation.
Consequently, municipal money market yields edged higher. Yields were also at attractive levels in April 2002 because of tax season when portfolio managers sell securities to provide shareholders with cash to pay their taxes.

We took advantage of good investment opportunities during this time by purchasing bond anticipation notes of Boise City, Idaho Housing Authority that matured in four months and took us past the "July effect," which is caused by the same influences as the January effect. We invested in tax and revenue anticipation notes of Allegheny County, Pennsylvania, that matured in late 2002, just in time to help the Fund meet seasonal shareholder liquidity needs.
Investing in these securities in April and May 2002 proved to be a good choice since yields declined sharply afterward. This occurred because the Fed was no longer expected to increase rates since economic growth slowed dramatically on its own during the spring of 2002.

WEIGHING THE RISK OF A "DOUBLE DIP" RECESSION
As the summer of 2002 progressed, stock and bond markets grew increasingly volatile amid concern about corporate governance scandals at high-profile firms and the faltering economic recovery. There was even speculation that the economy might sink into a so-called "double dip" recession that would prompt the Fed to resume reducing rates. As a result, yields continued to decline. In early August, we concentrated our purchases in tax-exempt commercial paper that matured at the end of the year.

The next attractive buying opportunity occurred in
October when yields climbed as participants in the
financial markets focused on stronger-than-expected
economic figures. We took advantage of what proved to
be a brief upturn in yields by investing in tax and
revenue anticipation notes of Texas that mature in
one year and bond anticipation notes of Seekonk,
Massachusetts, also due in one year. In addition, we
bought bonds of the  California Department of Water
Resources, whose payments of principal
                    www.prudential.com     (800) 225-1852

and interest are backed by top-tier banks. The bonds will initially pay a fixed interest rate until certain dates in the first quarter of 2003. Because the bonds pay a fixed rate well into the first quarter of 2003, they helped the Fund ride out this year's January effect.

The widely anticipated change in monetary policy finally occurred in November 2002 when the Fed cut its target for the rate banks charge each other for overnight loans by half a percentage point to 1.25%, its lowest level in 41 years. The central bankers noted that uncertainty arising from heightened geopolitical risks and other factors hurt spending, production, and employment. As 2002 drew to a close, we purchased District of Columbia Housing Finance
Agency mortgage revenue bonds that mature in one year and have an interest rate that resets on a monthly basis. Our purchases again lengthened the Fund's WAM to a position significantly longer than the average comparable portfolio as measured by iMoneyNet, Inc.

LOOKING AHEAD
The economic outlook in the United States still remains uncertain, particularly in light of the increasing likelihood of war with Iraq. Until economic growth is on a firm foundation, the Fed will be reluctant to tighten monetary policy, and the low-interest-rate environment could continue for most of 2003. In that case, we plan to position the Fund's
WAM slightly longer than average. This strategy will provide a measure of protection for the Fund's income stream if rates slide lower. It will also allow the Fund to more easily participate in good investment opportunities that emerge if yields begin to edge higher. We plan to take advantage of high-quality, attractively priced new municipal money market securities in 2003.
Cash-strapped state and local governments are expected to issue a large amount of these securities to raise money that will help close their budget gaps.

Prudential Tax-Free Money Fund, Inc. Management Team

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  107.4%
Alaska 3.5%
Roaring Fork Muni. Products
 LLC,
 Alaska Hsg. Fin. Corp. Mtge.
 Rev., F.R.W.D.                      VMIG1          1.70%       1/02/03    $    3,110    $    3,110,000
 Kingsley Comm. Apt., F.R.W.D.       A-1+(c)        1.67        1/02/03         2,990         2,990,000
                                                                                         --------------
                                                                                              6,100,000
----------------------------------------------------------------------------------------
Arizona  2.1%
Phoenix Ind. Dev. Auth.,
 Safeway Inc. Ice Cream Plant
 Proj., A.M.T., S.E.M.M.T.           A-1(c)         1.70        4/01/03         1,000         1,000,000
Pima Cnty. Ind. Dev. Auth.
 Sngl. Fam. Mtge. Rev., A.M.T.,
 A.N.N.M.T.                          NR             1.40        4/25/03         2,745         2,745,000
                                                                                         --------------
                                                                                              3,745,000
----------------------------------------------------------------------------------------
California  4.1%
Berkeley Uni. Sch. Dist., G.O.,
 B.A.N.                              NR             2.50        6/01/03         1,900         1,907,584
Calif. St. Comnty. Dev. Auth.
 Rev., Kaiser Perm.,
 Ser. 2002B, A.N.N.M.T.              VMIG2          2.25        2/01/03         1,500         1,500,000
Calif. St. Dept. Wtr. Res. Pwr.
 Sup. Rev.,
 Ser. C12, T.E.C.P.                  A3             1.80        2/13/03         1,000         1,000,000
 Ser. C9, T.E.C.P.                   A3             1.80        3/13/03         2,800         2,800,000
                                                                                         --------------
                                                                                              7,207,584
----------------------------------------------------------------------------------------
Colorado  2.8%
Colorado Hsg. & Fin. Auth.,
 Sngl. Fam., Ser. C6(e)              MIG1           1.55        11/01/03        5,000         5,000,000

    6                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
District of Columbia 2.6%
Dist. Columbia Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge.,
 A.M.T., A.N.N.M.T.                  A-1+(c)        1.41%       12/24/03   $    4,650    $    4,650,000
----------------------------------------------------------------------------------------
Florida  4.5%
Halifax Hosp. Med. Ctr., G.O.,
 T.A.N.                              MIG1           2.50        3/14/03         1,500         1,501,887
Orange Cnty. Hlth. Facs. Auth.
 Rev., Ser. 171, F.R.W.D.,
 F.S.A.                              AAA(c)         1.72        1/02/03         6,425         6,425,000
                                                                                         --------------
                                                                                              7,926,887
----------------------------------------------------------------------------------------
Georgia  4.4%
Burke Cnty. Dev. Auth., Ser. A,
 A.M.B.A.C., T.E.C.P.                Aaa            1.55        2/14/03         4,000         4,000,000
De Kalb Cnty. Hsg. Auth.
 Multi-Fam. Hsg. Rev., Stone
 Mill Run Apts. Proj., A.M.T.,
 F.R.W.D.                            A-1(c)         1.82        1/02/03         1,310         1,310,000
Stephens Cnty. Dev. Auth. Ind.
 Dev. Rev., Caterpillar Inc.
 Proj., F.R.W.D., A.M.T.             P-1            1.82        1/02/03         1,000         1,000,000
Stephens Cnty. Dev. Auth. Solid
 Wste. Disp. Facs. Rev.,
 Caterpillar Inc. Proj.,
 F.R.W.D., A.M.T.                    NR             1.82        1/02/03         1,520         1,520,000
                                                                                         --------------
                                                                                              7,830,000
----------------------------------------------------------------------------------------
Illinois  7.1%
Chicago Illinois Hsg. Auth.
 Cap., Ser. 576, F.R.W.D.(e)         A-1(c)         1.77        1/02/03         3,000         3,000,000
Illinois Hlth. Facs. Auth.
 Rev., Servant Cor. Falcon II,
 F.R.W.D., Ser. A                    A-1(c)         1.70        1/01/03         7,100         7,100,000
Morton Ind. Dev. Rev., Morton
 Welding Co. Inc. Proj.,
 A.M.T., F.R.W.D.                    NR             1.75        1/02/03         1,500         1,500,000

    See Notes to Financial Statements                                      7

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Whiteside & Lee Cnty., Uni.,
 Sch. Dist. No. 5, Ser. 02A,
 F.S.A.                              Aaa            4.00%       2/01/03    $      935    $      936,160
                                                                                         --------------
                                                                                             12,536,160
----------------------------------------------------------------------------------------
Indiana  2.9%
Indiana Bond Bank, Comn. Sch.
 Fd. Advancement Purchase Fdg.,
 Ser. 01, A.M.B.A.C.                 Aaa            4.75        2/01/03           500           501,236
Indiana Edl. Facs. Auth. Rev.,
 Wesleyan Univ. Proj., F.R.W.D.      NR             1.70        1/02/03         3,100         3,100,000
Indiana Trans. Fin. Auth. Hwy.
 Rev., Mun. Secs. Trust Rcpts.,
 F.R.D.D., SGA113                    A-1+(c)        1.80        1/02/03           500           500,000
South Bend Econ. Dev. Rev.,
 Dynamic REHC Proj., F.R.W.D.,
 A.M.T.                              NR             1.80        1/01/03         1,105         1,105,000
                                                                                         --------------
                                                                                              5,206,236
----------------------------------------------------------------------------------------
Iowa  1.6%
Iowa Higher Ed. Ln. Auth. Rev.,
 Morningside Coll., Ser. 02K         SP-1(c)        3.00        5/23/03         1,500         1,505,141
 R.A.N., Dubuque, Ser. 02D           SP-1+(c)       3.25        5/23/03         1,250         1,254,036
                                                                                         --------------
                                                                                              2,759,177
----------------------------------------------------------------------------------------
Kansas  0.6%
Johnson Cnty., Internal Impvt.,
 G.O., Ser. B                        Aa1            2.25        9/01/03         1,030         1,035,074
----------------------------------------------------------------------------------------
Kentucky  5.6%
Leitchfield Ind. Bldg. Rev.,
 Styline Inds. Inc. Proj.,
 A.M.T., F.R.W.D.                    A-1+(c)        1.82        1/02/03         2,840         2,840,000
Ohio Cnty. Poll. Ctrl. Rev.,
 Big Rivers Elec. Corp. Proj.,
 A.M.B.A.C., F.R.W.D.                Aaa            1.15        1/08/03         7,000         7,000,000
                                                                                         --------------
                                                                                              9,840,000

    8                                      See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Louisiana  0.3%
Ouachita Parish Sch. Dist., No.
 001 Parish Wide, Cert. Indbt.,
 Ser. 02, M.B.I.A.                   AAA(c)         3.50%       3/01/03    $      560    $      561,338
----------------------------------------------------------------------------------------
Maine  2.6%
Lewiston Ind. Dev. Rev.,
 Diamond Tpke. Assoc.,
 F.R.W.D., A.M.T.                    A-1+(c)        1.80        1/02/03         3,600         3,600,000
York Maine Rev., Stonewall
 Realty LLC Proj., F.R.W.D.,
 A.M.T.                              Aa2            2.05        1/02/03           945           945,000
                                                                                         --------------
                                                                                              4,545,000
----------------------------------------------------------------------------------------
Massachusetts  7.0%
Mass. Dev. Fin. Agcy.,
 T.E.C.P., Ser. B                    P-1            1.15        4/07/03         1,100         1,100,000
Mass. St., T.E.C.P., Ser. H          P-1            1.10        2/14/03         2,500         2,500,000
Mass. St. Cons. Ln.,
 G.O., Ser. 99A                      Aa2            4.00        2/01/03           500           501,107
 G.O., ZTC9, F.S.A., F.R.W.D.        Aaa            1.69        1/02/03         2,170         2,170,000
Mass. St. Hlth. & Edl. Facs.
 Auth. Rev., Mun. Secs. Trust
 Rcpts., F.R.D.D., SGA97             A-1+(c)        1.80        1/02/03           700           700,000
Mass. St. Ind. Fin. Agcy. Rev.,
 Peterson Amer. Corp. Proj.,
 F.R.W.D., A.M.T.                    NR             1.80        1/01/03           400           400,000
Mass. St. Wtr. Poll. Abatement
 Trust, Mun. Secs. Trust
 Rcpts., F.R.D.D., SGA87             A-1+(c)        1.80        1/02/03           500           500,000
Seekonk Mass., G.O., B.A.N.          NR             2.00        10/17/03        3,000         3,010,504
Winthrop Mass., G.O., B.A.N.,
 Ser. 02                             MIG1           2.25        3/20/03         1,425         1,426,346
                                                                                         --------------
                                                                                             12,307,957

    See Notes to Financial Statements                                      9

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Michigan  3.8%
Michigan St. Job Dev. Auth.
 Rev., Frankenmuth Proj.,
 Ser. A, F.R.M.D.                    A1             1.40%       1/02/03    $    1,100    $    1,100,000
Walled Lake Cons. Sch. Dist.
 Mun. Trust Cert., Class A,
 G.O., ZTC18, F.R.W.D.               Aaa            1.69        1/02/03         5,575         5,575,000
                                                                                         --------------
                                                                                              6,675,000
----------------------------------------------------------------------------------------
Minnesota  1.3%
Minneapolis Multi-Fam. Rev.,
 Rfdg. Driftwood Apts. Proj.,
 A.M.T., F.R.W.D., Ser. A            Aa2            1.80        1/02/03         2,240         2,240,000
----------------------------------------------------------------------------------------
Mississippi  0.9%
Mississippi Hsg. Fin. Corp.,
 Sngl. Fam. Mtge., Ser. A,
 F.G.I.C., G.N.M.A.,
 S.E.M.M.T.(e)                       AAA(c)         1.72        10/15/03        1,550         1,550,000
----------------------------------------------------------------------------------------
Montana  0.6%
Butte Silver Bow Mont. Poll.
 Ctrl. Rev., Phone-Poulenc Inc.
 Proj., F.R.W.D.                     Aa2            1.70        1/02/03         1,100         1,100,000
----------------------------------------------------------------------------------------
Nebraska  1.0%
Nebraska Pub. Pwr. Dist. Rev.,
 Pwr. Sup. Sys., Ser. A,
 M.B.I.A.                            AAA            6.00        1/01/03           650           650,000
York Ind. Dev. Rev., Kroy Bldg.
 Prods. Inc. Proj., F.R.W.D.,
 A.M.T.                              A-1(c)         1.85        1/02/03         1,100         1,100,000
                                                                                         --------------
                                                                                              1,750,000
----------------------------------------------------------------------------------------
Nevada  2.3%
Clark Cnty., Mun. Trust Cert.,
 Class A, ZTC27, F.R.W.D.            Aaa            1.69        1/02/03         3,425         3,425,000

    10                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Truckee Meadows Wtr. Auth. Wtr.
 Rev., Mun. Secs. Trust Rcpts.,
 Ser. SGA137, F.R.D.D., F.S.A.       AAA(c)         1.80%       1/02/03    $      600    $      600,000
                                                                                         --------------
                                                                                              4,025,000
----------------------------------------------------------------------------------------
New Hampshire  1.0%
New Hampshire Hlth. & Ed. Facs.
 Auth. Rev., R.A.N., Riverwoods
 Co., Ser. D                         SP-1+(c)       3.25        5/02/03         1,790         1,793,175
----------------------------------------------------------------------------------------
New Jersey  2.1%
Newark,
 G.O., B.A.N.                        MIG1           2.50        8/01/03         3,735         3,753,188
----------------------------------------------------------------------------------------
New York  4.9%
Metro. Trans. Auth., T.E.C.P.        P-1            1.15        4/07/03         4,400         4,400,000
Mun. Secs. Trust Cert.,
 Ser. 2000-109, Class A Cert.,
 F.R.D.D.                            Aa3            1.80        1/02/03         4,300         4,300,000
                                                                                         --------------
                                                                                              8,700,000
----------------------------------------------------------------------------------------
North Carolina  0.8%
Roaring Fork Muni. Products
 LLC, Durham Co., Alston Vlge.
 Apts., A.M.T., F.R.W.D.,
 F.N.M.A.                            AAA(c)         1.82        1/02/03         1,430         1,430,000
----------------------------------------------------------------------------------------
Ohio  5.9%
East Lake Ind. Dev. Rev., Astro
 Model Dev. Corp., F.R.W.D.,
 A.M.T.(e)                           NR             1.80        1/02/03         2,040         2,040,000
Lakewood, B.A.N.                     NR             2.50        5/16/03         1,300         1,302,116
Univ. Toledo Gen. Rcpts. Bond,
 F.G.I.C., F.R.D.D.                  Aaa            1.85        1/02/03         7,000         7,000,000
                                                                                         --------------
                                                                                             10,342,116

    See Notes to Financial Statements                                     11

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Oklahoma  4.6%
Oklahoma Hsg. Dev. Auth.
 Multi-Fam. Rev., Affordable
 Hsg., Ser. A, F.R.W.D.              Aaa            1.70%       1/02/03    $    6,500    $    6,500,000
Tulsa Pkg. Auth. Rev., Williams
 Ctr. Proj., S.E.M.M.T., Ser. A      Aa1            1.60        5/15/03         1,575         1,575,000
                                                                                         --------------
                                                                                              8,075,000
----------------------------------------------------------------------------------------
Oregon  3.4%
Multinomah Cnty. Higher Ed.
 Rev., Concordia Univ. Portland
 Proj., F.R.D.D.                     Aa3            1.85        1/02/03           700           700,000
Oregon St. Econ. Dev. Rev.,
 McFarland Cascade, A.M.T.,
 Ser. 175, F.R.W.D.                  A-1(c)         1.80        1/03/03         1,400         1,400,000
Oregon St. Hsg. & Cmnty. Svcs.
 Dept. Mtge. Rev., Ser. 02C          MIG1           1.67        2/06/03         4,000         4,000,000
                                                                                         --------------
                                                                                              6,100,000
----------------------------------------------------------------------------------------
Pennsylvania  0.1%
Pennsylvania St. Ind. Dev.
 Auth. Rev., Econ. Dev.,
 A.M.B.A.C.                          Aaa            6.75        7/01/03           200           204,759
----------------------------------------------------------------------------------------
South Dakota  1.4%
Grant Cnty. Poll. Ctrl. Rev.,
 Otter Tail Pwr. Co. Proj.,
 F.R.W.D.                            VMIG1          1.80        1/03/03         2,400         2,400,000
----------------------------------------------------------------------------------------
Tennessee  0.6%
Blount Cnty. Pub. Bldg. Auth.,
 Local Govt. Impvt., Ser.
 A-1-D, A.M.B.A.C.                   Aaa            1.85        1/02/03         1,100         1,100,000
----------------------------------------------------------------------------------------
Texas  11.0%
Carroll Indpt. Sch. Dist. G.O.,
 Sch. Bldg., A.N.N.M.T.              Aaa            2.25        4/01/03         2,500         2,500,302
City of Houston, Ser. E,
 T.E.C.P.                            P-1            1.15        2/10/03         1,000         1,000,000

    12                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Dallas Waterworks & Swr.,
 Ser. B, T.E.C.P.                    P-1            1.10%       2/27/03    $    2,788    $    2,788,000
Fort Worth G.O. Indpt. Sch.
 Dist., Ser. 01                      Aaa            4.375       2/15/03           235           235,707
Harris Cnty., Ser. D1, T.E.C.P.      P-1            1.65        2/13/03         1,485         1,485,000
Irving Texas, Ser. A, T.E.C.P.       P-1            1.55        2/14/03         2,500         2,500,000
Plano Indpt. Sch. Dist. Mun.
 Trust Cert., Class A, F.R.W.D.      Aaa            1.69        1/02/03         3,830         3,830,000
Texas St.,
 College Stud. Loan, ZTC5,
 F.R.W.D.                            Aa1            1.74        1/02/03         2,590         2,590,000
 G.O., T.R.A.N.                      MIG1           2.75        8/29/03         2,500         2,516,897
                                                                                         --------------
                                                                                             19,445,906
----------------------------------------------------------------------------------------
Utah  1.2%
Box Elder Cnty. Poll. Ctrl.
 Rev., Nucor Corp. Proj.,
 F.R.W.D.                            A-1            1.40        1/02/03         1,500         1,500,000
Jordan Sch. Dist., Rfdg. Sch.
 Brd. Gty. Prog., G.O.               Aaa            2.00        6/15/03           565           566,008
                                                                                         --------------
                                                                                              2,066,008
----------------------------------------------------------------------------------------
Virginia  0.6%
Louisa VA Ind. Dev. Auth.,
 T.E.C.P.                            VMIG1          1.50        1/07/03         1,000         1,000,000
----------------------------------------------------------------------------------------
Washington  3.2%
Clark Cnty. Pub. Util. Dist.,
 No. 001 Generating Sys. Rev.,
 Mun. Secs. Trust Rcpts., Ser.
 118, F.R.D.D., F.S.A.               A-1+(c)        1.80        1/02/03           600           600,000
Kitsap Cnty. Sch. Dist. No.
 401, Fltr. Cert., Ser. 252,
 G.O., F.R.W.D., M.B.I.A.            Aaa            1.67        1/02/03         3,460         3,460,000
Port Pasco Econ. Dev. Var.
 Douglas Fruit Co. Inc. Proj.,
 A.M.T., F.R.W.D.                    A-1(c)         1.80        1/02/03         1,650         1,650,000
                                                                                         --------------
                                                                                              5,710,000

    See Notes to Financial Statements                                     13

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

                                     Moody's                               Principal
                                     Rating         Interest    Maturity   Amount        Value
Description (a)                      (Unaudited)    Rate        Date       (000)         (Note 1)
------------------------------------------------------------------------------------------------------------
Wisconsin  5.0%
Janesville Sch. Dist., G.O.,
 T.R.A.N.                            NR             3.00%       10/02/03   $    1,500    $    1,516,076
Milton Ind. Dev. Rev., New
 England Extrusion Proj.,
 A.M.T., F.R.W.D.(e)                 A-1+(c)        1.85        1/02/03         1,900         1,900,000
Stevens Point Area Pub. Sch.
 Dist., G.O., T.R.A.N.               NR             1.90        10/17/03          965           967,101
Whitewater Ind. Dev. Rev., Trek
 Bicycle Corp. Proj., F.R.W.D.,
 A.M.T.                              NR             1.80        1/02/03         2,775         2,775,000
Whitewater Univ. Sch. Dist.,
 T.R.A.N.                            NR             1.90        8/29/03         1,750         1,753,517
                                                                                         --------------
                                                                                              8,911,694
                                                                                         --------------
Total Investments  107.4%
 (cost $189,622,259(d))                                                                     189,622,259
Liabilities in excess of other
 assets  (7.4)%                                                                             (13,142,139)
                                                                                         --------------
Net Assets  100%                                                                         $  176,480,120
                                                                                         --------------
                                                                                         --------------

    14                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Portfolio of Investments as of December 31, 2002 Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Notes.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    G.N.M.A.--Government National Mortgage Association.
    LLC--Limited Liability Company.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.A.N.--Revenue Anticipation Note.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c) Standard & Poor's Rating.
(d) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
(e) All or partial principal amount segregated as when-issued securities.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     15

       Prudential Tax-Free Money Fund, Inc.
             Statement of Assets and Liabilities

                                                                December 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 189,622,259
Cash                                                                     74,455
Receivable for Fund shares sold                                       4,064,575
Interest receivable                                                     731,043
Prepaid expenses and other assets                                        35,286
                                                                -----------------
      Total assets                                                  194,527,618
                                                                -----------------
LIABILITIES
Payable for investments purchased                                    12,508,144
Payable for Fund shares reacquired                                    5,318,976
Accrued expenses                                                         90,332
Management fee payable                                                   80,541
Dividends payable                                                        29,370
Distribution fee payable                                                 20,135
                                                                -----------------
      Total liabilities                                              18,047,498
                                                                -----------------
NET ASSETS                                                        $ 176,480,120
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common Stock, $.01 par value                                   $   1,765,756
   Paid-in capital in excess of par                                 174,714,364
                                                                -----------------
Net assets, December 31, 2002                                     $ 176,480,120
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price
   per share, $176,480,120 / 176,575,590 outstanding shares
   of common stock (authorized 1,500,000,000 shares)                      $1.00
                                                                -----------------
                                                                -----------------

    16                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 3,456,838
                                                                -----------------
Expenses
   Management fee                                                    1,003,046
   Distribution fee                                                    250,761
   Transfer agent's fees and expenses                                  116,000
   Custodian's fees and expenses                                        85,000
   Registration fees                                                    81,000
   Reports to shareholders                                              76,000
   Legal fees and expenses                                              59,000
   Audit fee                                                            41,000
   Directors' fees                                                       7,000
   Miscellaneous                                                         5,988
                                                                -----------------
      Total expenses                                                 1,724,795
   Less: custodian fee credit                                             (105)
                                                                -----------------
   Net expenses                                                      1,724,690
                                                                -----------------
Net investment income                                                1,732,148
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            21,385
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,753,533
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     17

       Prudential Tax-Free Money Fund, Inc.
             Statement of Changes in Net Assets

                                                      Year Ended December 31,
                                                   ------------------------------
                                                       2002             2001
---------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                           $   1,732,148    $   3,981,999
   Net realized gain on investment transactions           21,385           96,417
                                                   -------------    -------------
   Net increase in net assets resulting from
      operations                                       1,753,533        4,078,416
                                                   -------------    -------------
Dividends and distributions to shareholders           (1,753,533)      (4,078,416)
                                                   -------------    -------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold(a)                      545,398,683      463,802,391
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                1,802,725        3,896,427
   Cost of shares reacquired                        (538,650,460)    (466,295,904)
                                                   -------------    -------------
   Net increase in net assets from Fund share
      transactions                                     8,550,948        1,402,914
                                                   -------------    -------------
Total increase                                         8,550,948        1,402,914
NET ASSETS
Beginning of year                                    167,929,172      166,526,258
                                                   -------------    -------------
End of year                                        $ 176,480,120    $ 167,929,172
                                                   -------------    -------------
                                                   -------------    -------------

------------------------------
(a) For the year ended December 31, 2001, includes shares issued in connection with the acquisition of Connecticut Money Market Series and Massachusetts Money Market Series (Note 5).

    18                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements

      Prudential Tax-Free Money Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.
                                                                          19

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and ..375 of 1% of average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended December 31, 2002, the Fund incurred fees of approximately $108,300 for the services of PMFS. As of December 31, 2002, approximately $7,900 of such fees were due to PMFS.

Note 4. Distributions and Tax Information
For the years ended December 31, 2002 and December 31, 2001, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $1,753,533 and $4,078,416, respectively, was tax-exempt for federal income tax purposes.

       Prudential Tax-Free Money Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 5. Acquisition of Prudential Municipal Series Fund--Connecticut Money Market Series and Prudential Municipal Series Fund--Massachusetts Money
Market Series
On June 27, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund--Connecticut Money Market Series ('Connecticut Money Market Series') pursuant to a plan of reorganization approved by Connecticut Money Market Series shareholders on June 14, 2001. The acquisition was accomplished by a tax-free exchange of 6,544,440 shares of the Fund (valued at $6,544,440) for shares of Connecticut Money Market Series outstanding on June 27, 2001. Connecticut Money Market Series net assets at that date ($6,544,440) were combined with those of the Fund. The aggregate net assets of the Fund and Connecticut Money Market Series immediately before the acquisition were $177,745,143 and $6,544,440, respectively.

      On July 19, 2001, the Fund acquired all the assets of the Prudential Municipal Series Fund--Massachusetts Money Market Series ('Massachusetts Money Market Series') pursuant to a plan of reorganization approved by Massachusetts Money Market Series shareholders on July 9, 2001. The acquisition was accomplished by a tax-free exchange of 6,141,531 shares of the Fund (valued at $6,141,531) for shares of Massachusetts Money Market Series outstanding on July 19, 2001. Massachusetts Money Market Series net assets at that date ($6,141,531) were combined with those of the Fund. The aggregate net assets of the Fund and Massachusetts Money Market Series immediately before the acquisition were $192,198,105 and $6,141,531, respectively.
                                                                          21

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights

                                                                      Year
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    1.00
Net investment income and net realized gains                             .009
Dividends and distributions to shareholders                             (.009)
                                                                -----------------
Net asset value, end of year                                        $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                          .94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 176,480
Average net assets (000)                                            $ 200,609
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .86%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .73%
   Net investment income                                                  .86%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

       Prudential Tax-Free Money Fund, Inc.
             Financial Highlights Cont'd.

                   Year Ended December 31,
-------------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------------
 $   1.00       $   1.00       $   1.00       $   1.00
     .023           .034           .025           .028
    (.023)         (.034)         (.025)         (.028)
----------     ----------     ----------     ----------
 $   1.00       $   1.00       $   1.00       $   1.00
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     2.26%          3.42%          2.56%          2.83%
 $167,929       $166,526       $179,887       $199,165
 $182,953       $176,759       $202,718       $277,839
      .87%           .80%           .81%           .80%
      .74%           .68%           .69%           .68%
     2.18%          3.38%          2.51%          2.80%

    See Notes to Financial Statements                                     23

       Prudential Tax-Free Money Fund, Inc.
             Report of Independent Accountants

To the Board of Directors and Shareholders of Prudential Tax-Free Money Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Free Money Fund, Inc. (the 'Fund') at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 14, 2003

       Prudential Tax-Free Money Fund, Inc.
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (December 31, 2002) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 2002, dividends paid from net investment income of $.009 were all federally tax-exempt interest dividends.

      Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.
                                                                          25

Prudential Tax-Free Money Fund, Inc.
                                        www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

       Independent Directors

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served        During Past Five Years        Director       by the Director****
------------------------------------------------------------------------------------------------------------------------------------
Delayne Dedrick Gold (64)       Director        Since 1983    Marketing Consultant.                89                  --
Robert E. La Blanc (68)         Director        Since 1996    President (since 1981) of            74        Director of Storage
                                                              Robert E. La Blanc Associates,                 Technology Corporation
                                                              Inc. (telecommunications);                     (technology) (since
                                                              formerly General Partner at                    1979). Chartered
                                                              Salomon Brothers and                           Semiconductor Ltd.
                                                              Vice-Chairman of Continental                   (Singapore) (since
                                                              Telecom; Trustee of Manhattan                  1998). Titan
                                                              College.                                       Corporation
                                                                                                             (electronics) (since
                                                                                                             1995). Computer
                                                                                                             Associates
                                                                                                             International, Inc.
                                                                                                             (since 2002) (Software
                                                                                                             Company); Director
                                                                                                             (since 1999) of First
                                                                                                             Financial Fund, Inc.
                                                                                                             and Director (since
                                                                                                             April 1999) of The High
                                                                                                             Yield Plus Fund, Inc.

Robin B. Smith (63)             Director        Since 1996    Chairman of the Board (since         69        Director of BellSouth
                                                              January 2003) of Publishers                    Corporation (since
                                                              Clearing House (Direct                         1992), and Kmart
                                                              Marketing), formerly Chairman                  Corporation (retail)
                                                              and Chief Executive Officer                    (since 1996).
                                                              (August 1996-January 2003) of
                                                              Publishers Clearing House.

Stephen Stoneburn (59)          Director        Since 1996    President and Chief Executive        74                  --
                                                              Officer (since June 1996) of
                                                              Quadrant Media Corp. (a
                                                              publishing company); formerly
                                                              President (June 1995-June
                                                              1996) of Argus Integrated
                                                              Media, Inc.; Senior Vice
                                                              President and Managing
                                                              Director (January 1993-1995)
                                                              of Cowles Business Media and
                                                              Senior Vice President of
                                                              Fairchild Publications, Inc.
                                                              (1975-1989).

    26                                                                    27

       Prudential Tax-Free Money Fund, Inc.
                                      www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                                 Term of                                      Portfolios in
                                                Office***                                     Fund Complex            Other
                                Position      and Length of       Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Fund      Time Served        During Past Five Years        Director       by the Director****
------------------------------------------------------------------------------------------------------------------------------------
Nancy H. Teeters (72)           Director        Since 1985    Economist; formerly Vice             72                  --
                                                              President and Chief Economist
                                                              of International Business
                                                              Machines Corporation; formerly
                                                              Director of Inland Steel
                                                              Industries (July 1984-1999);
                                                              formerly Governor of the
                                                              Federal Reserve (September
                                                              1978-June 1984).

Clay T. Whitehead (64)          Director        Since 1999    President (since 1983) of            91        Director (since 2000)
                                                              National Exchange Inc. (new                    of First Financial
                                                              business development firm).                    Fund, Inc. and Director
                                                                                                             (since 2000) of The
                                                                                                             High Yield Plus Fund,
                                                                                                             Inc.

       Interested Directors

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Company    Served***          During Past 5 Years          Director       by the Director****
------------------------------------------------------------------------------------------------------------------------------------
*Robert F. Gunia (56)           Vice            Since 1996    Executive Vice President and         112       Vice President and
                                President                     Chief Administrative Officer                   Director (since May
                                and Director                  (since June 1999) of PI;                       1989) of The Asia
                                                              Executive Vice President and                   Pacific Fund, Inc.
                                                              Treasurer (since January 1996)
                                                              of PI; President (since April
                                                              1999) of Prudential Investment
                                                              Management Services LLC
                                                              (PIMS); Corporate Vice
                                                              President (since September
                                                              1997) of The Prudential
                                                              Insurance Company of America
                                                              (Prudential); formerly Senior
                                                              Vice President (March 1987-May
                                                              1999) of Prudential Securities
                                                              Incorporated (Prudential
                                                              Securities); formerly Chief
                                                              Administrative Officer (July
                                                              1989-September 1996), Director
                                                              (January 1989-September 1996)
                                                              and Executive Vice President,
                                                              Treasurer and Chief Financial
                                                              Officer (June 1987-December
                                                              1996) of Prudential Mutual
                                                              Fund Management, Inc. (PMF);
                                                              Vice President and Director
                                                              (since May 1992) of
                                                              Nicholas-Applegate Fund, Inc.

    28                                                                    29

       Prudential Tax-Free Money Fund, Inc.
                                             www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                                Number of
                                              Term of Office                                  Portfolios in
                                                and Length                                    Fund Complex            Other
                                Position         of Time          Principal Occupations        Overseen by     Directorships Held
Name, Address** and Age         With Company    Served***          During Past 5 Years          Director       by the Director****
------------------------------------------------------------------------------------------------------------------------------------
*David R. Odenath, Jr. (45)     President       Since 1999    President, Chief Executive           115
                                and Director                  Officer and Chief Operating
                                                              Officer (since June 1999) of
                                                              PI; Senior Vice President
                                                              (since June 1999) of
                                                              Prudential; formerly Senior
                                                              Vice President (August
                                                              1993-May 1999) of PaineWebber
                                                              Group, Inc.

*Judy A. Rice (55)              Vice            Since 2000    Executive Vice President             111
                                President                     (since 1999) of PI; formerly
                                and Director                  various positions to Senior
                                                              Vice President (1992-1999) of
                                                              Prudential Securities; and
                                                              various positions to Managing
                                                              Director (1975-1992) of
                                                              Salomon Smith Barney; Member
                                                              of Board of Governors of the
                                                              Money Management Institute.

      Information pertaining to the officers of the Company who are not Directors is set forth below.

       Officers

                                              Term of Office
                                                and Length
                                Position         of Time          Principal Occupations
Name, Address** and Age         With Company    Served***          During Past 5 Years
--------------------------------------------------------------------------------------------
Grace C. Torres (43)            Treasurer       Since 1996    Senior Vice President (since
                                and                           January 2000) of PI; formerly
                                Principal                     First Vice President (December
                                Financial                     1996-January 2000) of PIFM;
                                and                           and First Vice President
                                Accounting                    (March 1993-1999) of
                                Officer                       Prudential Securities.
Jonathan D. Shain (44)          Secretary       Since 2001    Vice President and Corporate
                                                              Counsel (since August 1996) of
                                                              Prudential; formerly Attorney
                                                              with Fleet Bank, N.A. (January
                                                              1997-July 1998) and Associate
                                                              Counsel (August 1994-January
                                                              1997) of New York Life
                                                              Insurance Company.

    30                                                                    31

       Prudential Tax-Free Money Fund, Inc.
                                          www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                              Term of Office
                                                and Length
                                Position         of Time          Principal Occupations
Name, Address** and Age         With Company    Served***          During Past 5 Years
--------------------------------------------------------------------------------------------
Marguerite E.H. Morrison (46)   Assistant       Since 2002    Vice President and Chief Legal
                                Secretary                     Officer - Mutual Funds and
                                                              Unit Investment Trusts (since
                                                              August 2000) of Prudential;
                                                              Senior Vice President and
                                                              Assistant Secretary (since
                                                              February 2001) of PI; Vice
                                                              President and Assistant
                                                              Secretary of PIMS (since
                                                              October 2001), previously Vice
                                                              President and Associate
                                                              General Counsel (December
                                                              1996-February 2001) of PI and
                                                              Vice President and Associate
                                                              General Counsel (September
                                                              1987-September 1996) of
                                                              Prudential Securities.

Maryanne Ryan (38)              Anti-Money      Since 2002    Vice President, Prudential
                                Laundering                    (since November 1998), First
                                Compliance                    Vice President, Prudential
                                Officer                       Securities (March 1997-May
                                                              1998).

------------------

    * 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment
      Management, Inc.) or the Distributor (Prudential Investment Management Services
      LLC).
   ** Unless otherwise noted, the address of the Directors and officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Directors and officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Director and/or officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    32                                                                    33

Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

                          www.prudential.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

Prudential Tax-Free Money Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it
(through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                          www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Nasdaq      CUSIP
------      ------
PBFXX      74436P103

MF103E     IFS-A077605